Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of Comprehensive Income [Abstract]
Net Income (loss)	$ 2,342	$ (4,907)	$ (6,497)
Other Comprehensive Income (loss):
Change in foreign currency translation adjustment	213	(207)	(186)
Total comprehensive Income (loss)	2,555	(5,114)	(6,683)
Less: comprehensive income (loss) attributable to non-controlling interest	146	(39)	(73)
Comprehensive income (loss) attributable to RADA Electronic Industries' shareholders	$ 2,409	$ (5,075)	$ (6,610)